Income tax benefit/(expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax
Current tax	$ 0	$ 0
Total current tax (benefit)/expense	0	0
Deferred tax
(Increase)/decrease in deferred tax assets	364	22
(Decrease)/increase in deferred tax liabilities	(152)	(124)
Total deferred tax (benefit)/expense	212	(102)
Income tax (benefit)/expense	$ 212	$ (102)